MATERIAL ACCOUNTING POLICY INFORMATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	6 Months Ended
	Jan. 01, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2022
Corporate information and statement of IFRS compliance [abstract]
Increase in equity	$ 17
Decrease in other assets				$ 153
Decrease in intangible assets				95
Decrease in accounts payable				$ 199
Decrease in revenues		$ 19	$ 64
Decrease in direct operating cost		4	0
Decrease in general and administrative Expenses		4	6
Decrease in deferred tax		$ 5	$ 15
Decrease in basis earnings per unit (in dollars per share)		$ 0.03	$ 0.11
Decreas in diluted earnings per unit (in dollars per share)		$ 0.03	$ 0.11
Decrease in finance reserve		$ 40	$ 49
Decrease in deferred tax recovery		$ 11	$ 13